Schedule I Condensed Financial Information - Additional Information (Details) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Condensed Financial Statements, Captions [Line Items]
Percentage of restricted net assets exceeded consolidated net assets	25.00%
Consolidated net assets	¥ 430,761
PayPay Card Corporation
Condensed Financial Statements, Captions [Line Items]
Restricted net assets	724,001
PayPay Bank Corporation
Condensed Financial Statements, Captions [Line Items]
Restricted net assets	¥ 41,071